Other Current Liabilities - Schedule of Other Current Liabilities (Details) - Nonrelated party - USD ($)	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT LIABILITIES
Royalty payable – ONRR	$ 27,896	$ 45,059
Installment agreement – ONRR	19,681
Total other current liabilities	$ 47,577	$ 45,059